FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 6) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ (132)
On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(535)
Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	403
Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements one [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(144)
Forward freight agreements one [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(566)
Forward freight agreements one [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	422
Forward freight agreements one [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements one [Member] | Gross inflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	442
Forward freight agreements one [Member] | Gross inflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	20
Forward freight agreements one [Member] | Gross inflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	422
Forward freight agreements one [Member] | Gross inflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements one [Member] | Gross outflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(586)
Forward freight agreements one [Member] | Gross outflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(586)
Forward freight agreements one [Member] | Gross outflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements one [Member] | Gross outflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	12	$ (87)
Forward freight agreements [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	31	(87)
Forward freight agreements [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(19)	0
Forward freight agreements [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	0
Forward freight agreements [Member] | Gross inflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	157	51
Forward freight agreements [Member] | Gross inflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	156	51
Forward freight agreements [Member] | Gross inflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	1	0
Forward freight agreements [Member] | Gross inflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	0
Forward freight agreements [Member] | Gross outflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(145)	(138)
Forward freight agreements [Member] | Gross outflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(125)	(138)
Forward freight agreements [Member] | Gross outflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(20)	0
Forward freight agreements [Member] | Gross outflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ 0	$ 0